Reverse Recapitalization	3 Months Ended
Mar. 31, 2024
Reverse Recapitalization
Reverse Recapitalization

3.Reverse Recapitalization

In connection with the Business Combination described in Note 1, Concord III completed the acquisition of Legacy GCT and acquired 100% of Legacy GCT’s common stock. Legacy GCT received net proceeds of $17.1 million from the PIPE Financing (as defined below). Concord III incurred total direct transaction costs of $13.1 million, which were expensed by Concord III, and of which $0.9 million related to the PIPE Financing. Legacy GCT incurred transaction costs of $8.9 million, consisting of legal, accounting, and other professional fees, which were recorded as additional paid-in capital. Each share of Legacy GCT capital stock received a deemed value of $10.00 per share after giving effect to the applicable exchange ratio of 0.1868. Upon Closing of the Business Combination, the following occurred:

●	Each share of Legacy GCT common stock issued and outstanding prior to the Closing was cancelled and converted into the right to receive a number of shares of the Company common stock at the exchange ratio of 0.1868.
●	Each outstanding instrument of Legacy GCT stock options, restricted stock units (“RSUs”) and warrant shares were converted into equivalent Company stock options, RSUs and warrant shares with the same terms and conditions and at the exchange ratio of 0.1868.
●	Certain GCT convertible promissory notes, including the CVT Financing (see Note 7), were automatically converted into the right to receive a number of shares of the Company common stock at the conversion price of $6.67 per share (see Note 7).

The number of shares of common stock issued and outstanding immediately following consummation of the Business Combination was (in thousands):

Shares
Common stock of Concord III outstanding prior to the Business Combination	3,941
Less: redemption of Concord III’s common stock	(3,766)
Sponsor earnout common stock outstanding prior to the Business Combination	8,625
Common stock of Concord III issued and outstanding	8,800
Common stock issued in PIPE Financing	4,530
Legacy GCT common stock	32,503
Total common stock issued and outstanding	45,833

The Business Combination was accounted for as a reverse recapitalization under U.S. GAAP because Legacy GCT was determined to be the accounting acquirer under the FASB’s Accounting Standards Codification (“ASC”) Topic 805, Business Combinations. Under this method of accounting, Concord III was treated as the “acquired” company for financial reporting purposes. Accordingly, for accounting purposes, the consolidated financial statements of the Company represent a continuation of the consolidated financial statements of Legacy GCT, with the Business Combination treated as the equivalent of Legacy GCT issuing stock for the net assets of Concord III, accompanied by a recapitalization. The net assets of Concord III were stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are those of Legacy GCT.

Legacy GCT was determined to be the accounting acquirer based on evaluation of the following facts and circumstances:

●	Legacy GCT stockholders comprise a relative majority of the voting power of GCT;
●	Legacy GCT stockholders have the ability to nominate a majority of the members of the board of directors of GCT;
●	Legacy GCT’s operations prior to the Business Combination will comprise the only ongoing operations of GCT;
●	Legacy GCT’s senior management comprises the senior management of GCT;
●	GCT substantially assuming the Legacy GCT name;
●	Legacy GCT’s headquarters will become GCT’s headquarters; and
●	Concord III did not meet the definition of a business.

PIPE Financing

Concurrent with the execution of the Business Combination Agreement, certain investors (the “PIPE Investors”) entered into subscription agreements (the “PIPE Subscription Agreements”) pursuant to which the PIPE Investors had committed to purchase in a private placement an aggregate of 4,529,967 shares of Company’s Common Stock (the “PIPE Shares”) at a purchase price of $6.67 per share for an aggregate purchase price of $30.2 million (the “PIPE Financing”). The purchase of the PIPE Shares was conditioned upon the consummation of the Business Combination. The PIPE Financing was consummated immediately prior to the Closing. The Company received net proceeds of $17.1 million from the PIPE Financing.

Private Placement Warrants and Public Warrants

In November 2021, Concord III issued warrants to purchase shares of Concord III’s common stock that were assumed by the Company at the Closing of the Business Combination on the same terms and conditions: (i) 9,400,000 warrant shares that were issued in a private placement and held by the sponsor and another company (the “private placement warrants”) and (ii) 17,250,000 warrant shares that were issued in connection with the initial public offering of Concord III (the “public warrants”). Collectively these warrant shares are referred to as “private and public warrants” and included settlement provisions that precluded equity classification.

The private placement warrants were reallocated at the Closing of the Business Combination as follows: (i) 4,492,650 warrants were vested and retained by the sponsor parties, (ii) 2,087,350 warrants were reallocated from the sponsor parties to certain recipients at Legacy GCT’s discretion to incentivize investment, and (iii) 2,820,000 were forfeited by the sponsor parties.

The Company has historically accounted for the private and public warrants as liability-classified financial instruments. This conclusion is based on the applicable provisions of the private and public warrants, including their settlement terms upon a change in control or similar transactions that precluded equity classification. After the Closing, the private and public warrants remained liability-classified as the applicable provisions did not change and apply to future operations of the Company.

Legacy GCT Earnout Shares

At the Closing of the Business Combination, former Legacy GCT stockholders and other investors of Legacy GCT have the right to receive up to an aggregate of 20,000,000 shares of Company common stock (“Earnout Shares”), if at any time during the period starting 60 trading days following the Closing and expiring on the 5th anniversary of the Closing Date: (i) with respect to 6,666,667 of the Earnout Shares, the volume weighted average price (“VWAP”) of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within a period of 30 consecutive trading days, (ii) with respect to 6,666,666 of the Earnout Shares, the VWAP of the Company’s common stock equals or exceeds $15.00 per share for any 20 trading days within a period of 30 consecutive trading days, and (iii) with respect to 6,666,667 of the Earnout Shares, the VWAP of the Company’s common stock equals or exceeds $17.50 per share for any 20 trading days within a period of 30 consecutive trading days.

In the event of a future transaction that results in a change in control in which shares of Company common stock are converted into the right to receive cash or other consideration having a value equal to or in excess of a triggering event, then the Legacy GCT Earnout Shares subject to the applicable triggering event that have not been previously issued will be issued to the Legacy GCT stockholders effective as of immediately prior to the consummation of such transaction. In the event of a transaction that results in a change in control in which shares of Company common stock are converted into the right to receive cash or other consideration having a value less than a triggering event, then the Earnout Shares subject to the applicable triggering event that have not been previously issued will be forfeited.

The Legacy GCT Earnout shares have been recognized at fair value of approximately $108.8 million upon the Closing and classified within stockholders’ deficit as the Legacy GCT Earnout shares are indexed to the common stock and are otherwise not precluded from equity classification based on their settlement provisions. The fair value of the Legacy GCT Earnout Shares was determined based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free rate, and volatility. Due to the fact that the Business Combination is accounted for as a reverse recapitalization, the Legacy GCT Earnout shares are treated as a deemed dividend. Due to the fact that the Company does not have any retained earnings, the Company recorded the corresponding entries to additional paid-in capital and therefore have a net nil impact on stockholders’ deficit during the period ended March 31, 2024. In future reporting periods, the Company will monitor that the Legacy GCT Earnout shares meet the equity classification criteria until expiration or settlement.

Sponsor Earnout Shares

Concurrently with entering into the Business Combination Agreement, the sponsor parties and the Company entered into that certain sponsor support agreement, as amended, modified or supplemented (the “Sponsor Support Agreement”). Pursuant to the terms of the Sponsor Support Agreement, the sponsor parties have the right to receive an aggregate of 1,920,375 shares of the Company common stock multiplied by the Sponsor Earnout Ratio (as defined in the Sponsor Support Agreement) (“Sponsor Earnout Shares”), if at any time during the period starting 6 months following the Closing and expiring on the 5th anniversary of the Closing Date: (i) with respect to one-third of the Sponsor Earnout Shares, the VWAP of the Company’s common stock equals or exceeds $12.50 per share for any 20 trading days within a period of 30 consecutive trading days, (ii) with respect to one-third of the Sponsor Earnout Shares, the VWAP of the Company’s common stock equals or exceeds $15.00 per share for any 20 trading days within a period of 30 consecutive trading days, and (iii) with respect to one-third of the Sponsor Earnout Shares, the VWAP of the Company’s common stock equals or exceeds $17.50 per share for any 20 trading days within a period of 30 consecutive trading days. Notwithstanding the foregoing, in no event shall the number of Sponsor Earnout Shares be less than 570,796.

The Sponsor Earnout Shares have been recognized at fair value of approximately $10.4 million upon the Closing and classified within stockholders’ deficit as the Sponsor Earnout Shares are indexed to the common stock and are otherwise not precluded from equity classification based on their settlement provisions. The fair value of the Sponsor Earnout Shares was determined based on a valuation using a Monte Carlo simulation with key inputs and assumptions such as stock price, term, dividend yield, risk-free rate, and volatility. Since the Business Combination is accounted for as a reverse recapitalization, the issuance of the Sponsor Earnout Shares are treated as a deemed dividend. Since the Company does not have retained earnings, the issuance of the Sponsor Earnout Shares at the Closing is recorded within additional paid-in capital and has a net nil impact on stockholders’ deficit during the period ended March 31, 2024. In future reporting periods, the Company will monitor that the Sponsor Earnout shares meet the equity classification criteria until expiration or settlement.